SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of calculation of basic and diluted net income (loss) per share of common stock

The following table reflects the calculation of basic and diluted net income(loss) per share of common stock (in dollars, except per share amounts):

Net loss from January 1, 2025, to IPO date	$(106)
Net income from IPO date to December 31, 2025	1,427,086
Total income from January 1, 2025, to December 31, 2025	$1,426,980

	For the year ended December 31, 2025
	Redeemable	Non- Redeemable
	Shares	Shares	Total
Total number of ordinary shares – Basic	8,000,000	2,295,800	10,295,800
Ownership percentage	78%	22%	—
Total income allocated by class	$1,113,127	$313,853	$1,426,980
Less: Accretion allocated based on ownership percentage	(2,821,978)	(795,942)	(3,617,920)
Plus: Accretion applicable to the redeemable class	3,617,920	—	3,617,920
Total income (loss) by class	$1,909,069	$(482,089)	1,426,980

Weighted average shares	7,342,466	2,301,899	—
Earnings (loss) per ordinary share - Basic	$0.26	$(0.21)	—

	For the year ended December 31, 2025
	Redeemable	Non- Redeemable
	Shares	Shares	Total
Total number of ordinary shares – Diluted	8,800,000	2,325,380	11,125,380
Ownership percentage	79%	21%	—
Total income allocated by class	$1,127,398	$299,582	$1,426,980
Less: Accretion allocated based on ownership percentage	(2,858,157)	(759,763)	(3,617,920)
Plus: Accretion applicable to the redeemable class	3,617,920	—	3,617,920
Total income (loss) by class	$1,887,161	$(460,181)	1,426,980

Weighted average shares	8,076,712	2,329,047	—
Earnings (loss) per ordinary share - Diluted	$0.23	$(0.20)	—